Taxes On Income (Schedule Of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Abstract]
Statutory tax rate	25.00%		24.00%		25.00%
Income before taxes on income as reported in the statement of operations	$ 11,174		$ 6,313		$ 11,158
Computed "expected" tax expense	2,794		1,515		2,790
Non-deductible expenses	151		29		40
Tax adjustment in respect of different tax rate for foreign subsidiaries	132		97		64
Taxes in respect to previous years			67		145
Influence of change in tax rate on DTA			127		210
Valuation allowance	(183)		(478)		210
Difference in basis of measurment for financial reporting and tax return purposes	24		711		(1,185)
Utilize tax losses from prior years	(2)		(8)		227
Other differences, net	(32)		(82)		(53)
Income tax expense	$ 2,884	[1]	$ 1,978	[1]	$ 2,448	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws